UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment |X|; Amendment Number: 01
This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, April 25, 2011

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) NAM UK. The investment manager filing this Form 13F, NAM UK, has realized that certain positions were not included in the originally filed Form 13F. This amendment is therefore being filed to reflect the addition of those positions.

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: 175,900 (thousands)

List of Other Included Managers: None

                             TITLE OF                        VALUE    SH/PRN   SH/  PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT   PRN  CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                    COM           009363102         1,953    30,703  SH          Sole               30,703
AMERICAN EXPRESS CO           COM           025816109         2,542    61,600  SH          Sole               61,600
ANALOG DEVICES INC            COM           032654105            10       348  SH          Sole                  348
APACHE CORP                   COM           037411105         4,999    49,250  SH          Sole               49,250
BAKER HUGHES INC              COM           057224107         2,450    52,300  SH          Sole               52,300
BANK OF AMERICA CORPORATION   COM           060505104         5,574   312,245  SH          Sole              312,245
BARRICK GOLD CORP             COM           067901108         1,589    41,442  SH          Sole               41,442
CA INC                        COM           12673P105         1,943    82,800  SH          Sole               82,800
CANADIAN NATURAL RES LTD      COM           136385101         2,971    40,100  SH          Sole               40,100
CHEVRON CORP NEW              COM           166764100         4,179    55,111  SH          Sole               55,111
CISCO SYSTEMS INC             COM           17275R102         4,668   179,330  SH          Sole              179,330
CITIGROUP INC                 COM           172967101         3,960   977,830  SH          Sole              977,830
COCA COLA CO                  COM           191216100         2,613    47,500  SH          Sole               47,500
CONOCOPHILLIPS                COM           20825C104         4,702    91,896  SH          Sole               91,896
COOPER INDUSTRIES PLC         SHS           'G24140108        2,550    53,200  SH          Sole               53,200
DELL INC                      COM           24702R101         1,483    98,800  SH          Sole               98,800
DISNEY WALT CO                COM DISNEY    254687106         2,840    81,366  SH          Sole               81,366
ENCANA CORP                   COM           292505104           835    26,800  SH          Sole               26,800
EOG RES INC                   COM           26875P101         1,338    14,400  SH          Sole               14,400
EXELON CORP                   COM           30161N101         2,112    48,200  SH          Sole               48,200
EXPRESS SCRIPTS INC           COM           302182100         4,193    41,200  SH          Sole               41,200
FREEPORT-MCMORAN COPPER & GO  COM           35671D857         5,568    66,653  SH          Sole               66,653
GENERAL ELECTRIC CO           COM           369604103         4,173   229,300  SH          Sole              229,300
GOLDMAN SACHS GROUP INC       COM           38141G104         2,508    14,700  SH          Sole               14,700
GOOGLE INC                    CL A          38259P508         2,665     4,700  SH          Sole                4,700
HALLIBURTON CO                COM           406216101         2,222    73,736  SH          Sole               73,736
HEWLETT PACKARD CO            COM           428236103         4,582    86,200  SH          Sole               86,200
HOME DEPOT INC                COM           437076102         3,099    95,785  SH          Sole               95,785
HONEYWELL INTL INC            COM           438516106         3,934    86,900  SH          Sole               86,900
INGERSOLL- RAND PLC           SHS           'G47791101        2,291    65,700  SH          Sole               65,700
JACOBS ENGR GROUP INC DEL     COM           469814107         2,549    56,400  SH          Sole               56,400
JOHNSON & JOHNSON             COM           478160104         3,651    55,995  SH          Sole               55,995
JPMORGAN CHASE & CO           COM           46625H100         4,493   100,400  SH          Sole              100,400
KRAFT FOODS INC               CL A          50075N104         2,337    77,289  SH          Sole               77,289
LAUDER ESTEE COS INC          CL A          518439104         1,829    28,200  SH          Sole               28,200
LOCKHEED MARTIN CORP          COM           539830109         2,185    26,259  SH          Sole               26,259
MEDCO HEALTH SOLUTIONS INC    COM           58405U102         7,117   110,243  SH          Sole              110,243
MERCK & CO INC NEW            COM           58933Y105         3,706    99,219  SH          Sole               99,219
METLIFE INC                   COM           59156R108         2,010    46,389  SH          Sole               46,389
MICROSOFT CORP                COM           594918104         5,661   193,418  SH          Sole              193,418
PEABODY ENERGY CORP           COM           704549104         3,413    74,677  SH          Sole               74,677
PEPSICO INC                   COM           713448108         3,616    54,650  SH          Sole               54,650
PHILIP MORRIS INTL INC        COM           718172109         3,224    61,808  SH          Sole               61,808
PNC FINL SVCS GROUP INC       COM           693475105         2,597    43,499  SH          Sole               43,499
PULTE HOMES INC               COM           745867101           911    80,987  SH          Sole               80,987
SAFEWAY INC                   COM           786514208         2,011    80,900  SH          Sole               80,900
STATE STREET CORP             COM           857477103         2,502    55,437  SH          Sole               55,437
SUNCOR ENERGY INC NEW         COM           867224107         3,941   121,063  SH          Sole              121,063
TARGET CORP                   COM           87612E106         3,268    62,136  SH          Sole               62,136
TEXAS INSTRS INC              COM           882508104         2,934   119,900  SH          Sole              119,900
TEXTRON INC                   COM           883203101         1,229    57,900  SH          Sole               57,900
TIME WARNER INC               COM           887317303         2,387    76,325  SH          Sole               76,325
TOLL BROTHERS INC             COM           889478103           828    39,800  SH          Sole               39,800
TORONTO DOMINION BK ONT       COM           891160509         3,417    45,800  SH          Sole               45,800
UNITEDHEALTH GROUP INC        COM           91324P102         3,208    98,200  SH          Sole               98,200

                             TITLE OF                        VALUE    SH/PRN   SH/  PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT   PRN  CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                 COM           94973V107         2,961    46,000  SH          Sole               46,000
XEROX CORP                    COM           984121103         3,042   311,993  SH          Sole              311,993
XILINX INC                    COM           983919101         2,168    85,000  SH          Sole               85,000
YUM BRANDS INC                COM           988498101         2,158    56,300  SH          Sole               56,300

                                            TOTAL           175,900